Income Tax - Current and deferred portion of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) company	Dec. 31, 2025 USD ($) company	Dec. 31, 2025 HKD ($) company	Dec. 31, 2024 CNY (¥) company	Dec. 31, 2023 CNY (¥) company	Dec. 31, 2022
Income tax
Taxable profit threshold	¥ 12,271,441	$ 1,754,793		¥ 13,717,092	¥ 11,662,526
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Number of Companies' subsidiaries | company	19	19	19	8	6
Current and deferred portion of income tax expenses
Current tax expenses	¥ 2,441,463			¥ 2,552,819	¥ 1,780,818
Deferred tax expenses /(benefit)	(536,227)	$ (76,679)		292,542	157,782
Total	¥ 1,905,236	$ 272,445		¥ 2,845,361	¥ 1,938,600
Catalog of Encouraged Industries in Western Region
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Shenzhen Dayu International Logistics Co., Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Hainan Zhongtongji
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
HNTEs
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
WFOE - Key Software Enterprise
Income tax
Preferential tax rate (as a percent)				10.00%		10.00%
Preferential tax rates decreased income taxes	¥ 375,821				¥ 207,142
WFOE - Key Software Enterprise | Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Preferential statutory income tax rates				10.00%
Hong Kong
Income tax
Taxable profit threshold | $			$ 2
Statutory tax rate in the foreign	16.50%	16.50%	16.50%
Hong Kong | Maximum
Income tax
Statutory tax rate in the foreign	8.25%	8.25%	8.25%
PRC
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%